Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

Note 4 – Leases

The Company leases certain office space under a long-term, non-cancelable operating lease agreement. The contract provides the Company the right to substantially all of the economic benefits from the use of the office space and the right to direct the use of the office space, thus it is considered to be or contain a lease. An operating right-of-use (“ROU”) asset and lease liability were recognized based on the present value of the future lease payments over the expected lease term.

The lease has an original term that expires in December 2023 with an option to extend the term for three years. The Company has included the optional renewal period in the lease term because the Company determined after considering all economic factors that the Company is reasonably certain to exercise the option to extend the lease. The agreement requires the Company to pay real estate taxes, insurance, and repairs. There was no allocation of consideration to any non-lease component as the amounts were not material.

The weighted-average discount rate is based on the discount rate implicit in the lease, or if the implicit rate is not readily determinable from the lease, then the Company estimates an applicable incremental borrowing rate. The Company determined the incremental borrowing rate based on the Company’s applicable borrowing rates under its current financing agreements as of the commencement date of the standard adoption.

Operating lease costs are recognized in the results of operations as a single lease cost in selling, general and administrative expenses. Total lease costs for the years ended December 31, 2022 and 2021 was $38,400 and the operating cashflows from operations leases for December 31, 2022 and 2021, was $38,400.

The following summarizes the weighted-average remaining lease term and weighted-average discount rate:

Schedule of weighted average remaining lease term and weighted-average discount rate

	2022	2021
Weighted-average remaining lease term
Operating leases	30 months	60 months

Weighted-average discount rate
Operating leases	5.67%	6.00%

Maturity of noncancelable operating leases with terms greater than one year as of December 31, 2022 are as follows:

Schedule of future minimum lease payment

Year Ending December 31,	Operating leases

2023	$31,070
2024	72,720
2025	67,736
2026	94,675
Total lease payments	$266,201
Less: interest	25,094

Present value of lease liability	$241,107